SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted net income (loss) per common share

Three Months
Ended March 31,
2021
Ordinary shares subject to possible redemption
Numerator: Earnings allocable to ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$15,212
Unrealized loss on marketable securities held in Trust Account	(3,071)
Net Income allocable to shares subject to redemption	$12,141
Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	17,950,991
Basic and diluted net income per share	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net income minus Net Earnings
Net Income	$6,258,699
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(12,141)
Non-Redeemable Net Income	$6,246,558
Denominator: Weighted Average Non-Redeemable Ordinary Shares
Basic and diluted weighted average shares outstanding	8,955,259
Basic and diluted net income per share	$0.70

For the
Period
from
August 14, 2020
(Inception)
through
December 31,
2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$18,493
Unrealized gain on marketable securities held in Trust Account	2,967
Net Income allocable to shares subject to redemption	$21,460
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	18,321,541
Basic and diluted net income per share	$0.00
Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(7,620,693)
Less: Net income allocable to Class A common stock subject to possible redemption	(21,460)
Non-Redeemable Net Loss	$(7,642,153)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	6,764,617
Basic and diluted net loss per share	$(1.13)